Investment in Unconsolidated Businesses (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule of Equity Method Investments [Line Items]
Equity method investee	$ 677	$ 3,329
Cost method investee	125	103
Total investments in unconsolidated businesses	802	3,432
Vodafone Omnitel N.V.
Schedule of Equity Method Investments [Line Items]
Equity method investee		2,511	[1]
Other Members
Schedule of Equity Method Investments [Line Items]
Equity method investee	$ 677	$ 818

[1]	Prior to the completion of the Wireless Transaction on February 21, 2014, Verizon held a 23.1% ownership interest in Vodafone Omnitel.